NET LOSS/INCOME PER SHARE - Computation of basic and diluted net income (loss) per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic loss per share from continuing operations		¥ (63,816)	¥ (42,625)	¥ (7,674)
Numerator for diluted loss per share from continuing operations		(63,816)	(42,625)	(7,674)
Numerator for basic (loss) income per share from discontinued operations		(33,252)	45,627	(55,037)
Numerator for basic (loss) income per share from discontinued operations		¥ (33,252)	¥ 45,627	¥ (55,037)
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding (in shares) | shares		49,458,266	46,654,853	44,372,326
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding (in shares) | shares		49,458,266	46,654,853	44,372,326
Basic loss per share from continuing operations | (per share)	$ (0.19)	¥ (1.29)	¥ (0.91)	¥ (0.17)
Diluted loss per share from continuing operations | (per share)	(0.19)	(1.29)	(0.91)	(0.17)
Basic (loss) income per share from discontinued operations | (per share)	(0.10)	(0.67)	0.98	(1.24)
Diluted (loss) income per share from discontinued operations | (per share)	$ (0.10)	¥ (0.67)	¥ 0.98	¥ (1.24)
Share included in calculation of diluted income per share | shares		0	0	0